REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 24,773	$ 37,564	$ 167,259	$ 177,283
Product Sales [Member]
Total revenues	20,353	31,977	142,844	148,160
Nonrecurring Engineering [Member]
Total revenues	511	1,156	4,944	12,527
Product Maintenance Contracts [Member]
Total revenues	2,139	1,740	9,418	8,127
Professional Service Contracts [Member]
Total revenues	914	1,093	3,975	5,457
Software Licenses [Member]
Total revenues	819	1,385	5,184	1,758
Other [Member]
Total revenues	$ 37	$ 213	$ 894	$ 1,254